UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0266

Tri-Continental Corporation
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Tri-Continental Corporation
Schedule of Investments (unaudited)	September 30, 2008

	Shares, Shares Subject to Call/Put, Partnership Interest or Principal Amount		Value
COMMON STOCKS 93.2%

AEROSPACE AND
DEFENSE 2.9%
Boeing Company (The)	137,900	shs.	$7,908,565
Honeywell International Inc.	382,700		15,901,185
Raytheon Company	262,300		14,035,673
United Technologies Corporation	176,600		10,606,596
			48,452,019

AIR FREIGHT AND
LOGISTICS 1.2%
United Parcel Service Inc. (Class B)	310,900		19,552,501

AIRLINES 1.5%
Delta Air Lines, Inc.*	1,103,229		8,219,056
Northwest Airlines Corporation	1,329,600		12,006,288
UAL Corporation	468,300		4,116,357
			24,341,701

BIOTECHNOLOGY 2.1%
Amgen Inc.*	193,600		11,474,672
Cephalon, Inc.*	299,600		23,216,004
			34,690,676

CAPITAL MARKETS 2.9%
Bank of New York
Mellon Corporation	325,500		10,604,790
Fortress Investments Group
LLC (Class A)	1,172,129		12,307,354
Janus Capital Group Inc.	378,600		9,192,408
Morgan Stanley	377,300		8,677,900
State Street Corporation	132,800		7,553,664
			48,336,116

COMMERCIAL BANKS 1.4%
Wachovia Corporation	617,063		2,159,721
Wells Fargo & Company	564,100		21,170,673
			23,330,394

COMMUNICATIONS
EQUIPMENT 4.6%
Cisco Systems, Inc.*	762,980		17,212,829
Comverse Technology, Inc.*	2,508,614		24,007,436
Nokia Corp. (ADR)	260,400		4,856,460
QUALCOMM Inc.	499,600		21,467,812
Research in Motion Limited	129,700		8,858,510
			76,403,047

COMPUTERS AND
PERIPHERALS 2.0%
Apple Inc.*	111,000		12,616,260
Hewlett-Packard Company	429,700		19,869,328
			32,485,588

CONSTRUCTION AND
ENGINEERING 0.4%
Foster Wheeler Ltd.*	165,400		5,972,594

CONSUMER FINANCE 0.9%
American Express Company	409,600		14,512,128

CONTAINERS AND
PACKAGING 1.3%
Smurfit-Stone Container
Corporation*	4,670,904		21,953,249

DIVERSIFIED FINANCIAL
SERVICES 5.9%
Bank of America Corporation	1,284,040		44,941,400
CIT Group Inc.	1,284,200		8,938,032
Citigroup Inc.	274,800		5,636,148
JPMorgan Chase & Co.	807,500		37,710,250
			97,225,830

DIVERSIFIED
TELECOMMUNICATION
SERVICES 3.5%
AT&T Inc.	1,031,000		28,785,520
Frontier Communications
Corporation	1,011,300		11,629,950
Qwest Communications
International Inc.	3,746,500		12,101,195
tw telecom inc.*	467,300		4,855,247
			57,371,912

ELECTRIC UTILITIES 0.8%
Exelon Corporation	208,700		13,068,794

ELECTRICAL EQUIPMENT 1.0%
ABB Limited (ADR)*	348,200		6,755,080
Energy Conversion Devices, Inc.*	76,700		4,467,775
First Solar, Inc.*	19,500		3,683,745
JA Solar Holdings Co.,
Ltd. (ADR)*	160,000		1,692,800
			16,599,400

ENERGY EQUIPMENT
AND SERVICES 3.1%
Baker Hughes Incorporated	108,400		6,562,536
Exterran Holdings, Inc.*	148,600		4,749,256
Halliburton Company	264,500		8,567,155
Noble Corporation	189,700		8,327,830
Schlumberger Limited	159,100		12,424,119
Transocean Inc.*	94,400		10,368,896
			50,999,792

FOOD AND STAPLES
RETAILING 1.6%
CVS Caremark Corporation	399,000		13,430,340
Rite Aid Corporation*	15,227,951		12,791,479
			26,221,819

HEALTH CARE EQUIPMENT
AND SUPPLIES 1.8%
Baxter International Inc.	141,000		9,253,830
Hologic, Inc.*	528,500		10,215,905
Zimmer Holdings, Inc.*	161,800		10,445,808
			29,915,543

HEALTH CARE PROVIDERS
AND SERVICES 1.5%
Express Scripts, Inc.*	127,800		9,434,196
Health Net, Inc.*	406,475		9,592,810
UnitedHealth Group
Incorporated	222,680		5,653,845
			24,680,851

HOUSEHOLD PRODUCTS 1.6%
Procter & Gamble
Company (The)	378,100		26,349,789

INDEPENDENT POWER
PRODUCERS AND
ENERGY TRADERS 0.5%
AES Corporation (The)*	669,600		7,827,624

INDEX DERIVATIVES 2.3%
Consumer Discretionary Select
Sector SPDR Fund	752,100		20,983,590
Financial Select Sector
SPDR Fund	844,400		16,795,116
			37,778,706

INDUSTRIAL
CONGLOMERATES 2.2%
3M Company	109,600		7,486,776
General Electric Company	1,168,100		29,786,550
			37,273,326

INSURANCE 2.5%
American International
Group, Inc.	472,200		1,572,426
Hartford Financial Services
Group, Inc.	219,700		9,005,503
MetLife, Inc.	314,600		17,617,600
Prudential Financial, Inc.	176,434		12,703,248
			40,898,777

INTERNET SOFTWARE
AND SERVICES 3.5%
Google Inc. (Class A)*	52,800		21,147,456
SAVVIS, Inc.*	1,194,170		16,049,645
Yahoo!, Inc.*	1,217,512		21,062,958
			58,260,059

MACHINERY 0.3%
Deere & Company	86,700		4,291,650

MEDIA 0.7%
Comcast Corporation (Class A)	581,200		11,408,956

METALS AND MINING 2.2%
Alcoa Inc.	529,613		11,958,662
Barrick Gold Corporation	222,400		8,170,976
Freeport-McMoRan Copper &
Gold, Inc.	193,600		11,006,160
Nucor Corporation	124,900		4,933,550
			36,069,348

MULTI-UTILITIES 1.0%
Public Service Enterprise Group
Incorporated	530,600		17,398,374

MULTILINE RETAIL 1.3%
Kohl’s Corporation*	238,400		10,985,472
Target Corporation	233,800		11,467,890
			22,453,362

OIL, GAS AND
CONSUMABLE FUELS 10.7%
Chesapeake Energy Corporation	395,500		14,182,630
Chevron Corporation	407,700		33,627,096
ConocoPhillips Company	337,100		24,692,575
El Paso Corporation	1,103,800		14,084,488
Exxon Mobil Corporation	795,000		61,739,700
Occidental Petroleum Corporation	142,400		10,032,080
Valero Energy Corporation	280,000		8,484,000
XTO Energy, Inc.	225,625		10,496,075
			177,338,644

PHARMACEUTICALS 9.5%
Abbott Laboratories	372,500		21,448,550
Bristol-Myers Squibb Company	677,900		14,134,215
Forest Laboratories, Inc.*	449,500		12,711,860
Merck & Co. Inc.	292,200		9,221,832
Mylan, Inc.*	1,629,700		18,611,174
Pfizer Inc.	1,334,638		24,610,725
Schering-Plough Corporation	1,245,500		23,004,385
Sepracor Inc.*	562,000		10,290,220
Wyeth	640,434		23,657,632
			157,690,593

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 3.2%
Analog Devices, Inc.	241,900		6,374,065
Intel Corporation	971,800		18,201,814
Marvell Technology Group Ltd.*	2,520,181		23,437,683
MEMC Electronic
Materials, Inc.*	170,700		4,823,982
			52,837,544

SOFTWARE 7.0%
Activision Blizzard, Inc.*	1,532,800		23,651,104
BMC Software Inc.*	280,200		8,022,126
Macrovision Solutions
Corporation*	1,688,027		25,961,855
Microsoft Corporation	1,479,856		39,497,357
Oracle Corporation*	900,100		18,281,031
			115,413,473

SPECIALTY RETAIL 1.5%
Abercrombie & Fitch Co.
(Class A)	449,000		17,713,050
OfficeMax Inc.	845,992		7,520,869
			25,233,919

TOBACCO 2.4%
Altria Group, Inc.	684,880		13,588,019
Philip Morris International Inc.	546,380		26,280,877
			39,868,896

WIRELESS
TELECOMMUNICATION
SERVICES 0.4%
NII Holdings Inc.*	165,800		6,287,136
TOTAL COMMON STOCKS			1,540,794,130

OPTIONS PURCHASED* 0.7%

BIOTECHNOLOGY 0.1%
Amgen Inc., Call expiring
January 2009 at $60	394,300		1,892,640

COMMUNICATIONS
EQUIPMENT 0.0%
JDS Uniphase Corporation, Call
expiring January 2009 at $15	994,900		99,490

DIVERSIFIED FINANCIAL
SERVICES 0.0%
CIT Group Inc., Call expiring
January 2009 at $35	303,600		15,180
Citigroup Inc., Call expiring
January 2009 at $30	565,200		271,296
			286,476

FOOD AND STAPLES
RETAILING 0.0%
Rite Aid Corporation, Call
expiring January 2009 at $5	3,495,200		174,760

INDEX DERIVATIVES 0.5%
United States Oil Fund, Put
expiring October 2008 at $100	215,900		4,231,640
United States Oil Fund, Put
expiring October 2008 at $90	333,300		3,266,340
			7,497,980

INTERNET SOFTWARE
AND SERVICES 0.1%
Yahoo! Inc., Call expiring
January 2009 at $30	556,300		66,756
Yahoo! Inc., Call expiring
January 2009 at $25	1,233,500		703,095
			769,851

PHARMACEUTICALS 0.0%
Bristol-Myers Squibb Company,
Call expiring January 2009
at $25	738,800		162,536
Wyeth, Call expiring
October 2008 at $45	280,900		22,472
			185,008

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 0.0%
Marvell Technology Group, Ltd.,
Call expiring January 2009
at $20	908,200		90,820
Marvell Technology Group, Ltd.,
Call expiring January 2009
at $15	352,900		52,935
			143,755
TOTAL OPTIONS PURCHASED			11,049,960

LIMITED
PARTNERSHIP 0.1%
WCAS Capital
Partners II, L.P.†	$ 4,292,803		2,192,377

SHORT-TERM
HOLDINGS 4.6%

EQUITY-LINKED NOTES†† 2.6%
Credit Suisse
39.54%, 11/21/08 (a)	15,603,000		12,586,784
Deutsche Bank
37.5%, 11/20/08 (b)	15,603,000		10,522,975
Goldman Sachs Group
34.6%, 10/2/08 (c)	14,844,000		9,146,873
Lehman Brothers:
53.51%, 9/14/08 (d) **	14,844,000		1,231,978
39.5%, 10/2/08 (e) **	14,844,000		737,881
Morgan Stanley
37.05%, 10/17/08 (f)	14,844,000		8,227,732
TOTAL EQUITY LINKED
NOTES			42,454,223

TIME DEPOSIT 2.0%
Citibank, Nassau, 1.5%,
10/1/08	33,749,000		33,749,000
TOTAL SHORT-TERM
INVESTMENTS			76,203,223

TOTAL
INVESTMENTS 98.6%			1,630,239,690

OTHER ASSETS LESS
LIABILITIES 1.4%			23,034,537

NET INVESTMENT
ASSETS 100.0%			$1,653,274,227

At September 30, 2008, the cost of investments for federal income tax purposes was $2,315,261,439. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $36,426,888 and $721,448,637, respectively. Net unrealized depreciation was $685,021,749.

*	Non-income producing security.

**	Security in default and non-income producing.

†	At September 30, 2008, Tri-Continental Corporation owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition dates of investment in the limited partnership, along with the cost and value at September 30, 2008, was as follows:

Investment	Acquisition Dates	Cost	Value
WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,292,803	$2,192,377

††

The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

	(a)	Energizer Holdings, Inc., Longs Drug Stores Corporation and Sepracor Inc.

	(b)	CIGNA Corporation, Hologic, Inc. and Qwest Communications International Inc.

	(c)	Adobe Systems Incorporated, UnitedHealth Group Incorporated and Wyeth

	(d)	Delta Air Lines, Inc., Intel Corporation and Mylan Inc.

	(e)	Health Net, Inc., Kohl's Corporation and Prudential Financial, Inc.

	(f)	Comcast Corporation, Merck & Co., Inc. and Nokia Corporation ADR

ADR — American Depositary Receipts.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other investment companies to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurements — On January 1, 2008, the Corporation adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Corporation’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Corporation’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Corporation’s investments as of September 30, 2008 based on the level of inputs used:

		Valuation Inputs	Value
Level 1	—	Quoted Prices	$1,551,844,090
Level 2	—	Other Significant Observable Inputs	76,203,223
Level 3	—	Significant Unobservable Inputs	2,192,377
		Total	$1,630,239,690

As required by SFAS 157, the following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used to determine the fair value of investments classified as Level 3 at either the beginning or end of the period:

Balance as of December 31, 2007	$1,784,956
Net change in unrealized depreciation	407,421
Balance as of September 30, 2008	$2,192,377
Net change in unrealized depreciation from investments still held as of September 30, 2008	$407,421

Risk — To the extent that the Corporation invests a substantial percentage of its assets in an industry, the Corporation’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Corporation’s performance may be negatively affected.

Subsequent Events — On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition (the “Acquisition”) of the Manager. With the Acquisition completed and stockholders of the Corporation having previously approved (at a Special Meeting held on October 7, 2008) a new investment management services agreement between the Corporation and RiverSource Investments, RiverSource Investments is the new investment manager of the Corporation effective November 7, 2008.

On November 12, 2008, the Corporation announced an offer to repurchase up to approximately 35% of its issued and outstanding shares of common stock (“Common Stock”) in exchange for a pro rata portion of the Corporation’s portfolio securities (subject to certain exceptions) and cash (or cash equivalents) at a price equal to 99.25% of the net asset value per share of Common Stock as of the close of the regular trading session of the New York Stock Exchange on the trading day immediately after the day the repurchase offer expires.

The offer commenced on November 12, 2008 and will expire at 5:00 p.m., Eastern time, on December 11, 2008 (unless extended). The offer is being made upon the terms and subject to the conditions set forth in the Offer to Repurchase, which was mailed on November 14, 2008 to holders of Common Stock of the Corporation on November 10, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRI-CONTINENTAL CORPORATION

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	November 24, 2008

TRI-CONTINENTAL CORPORATION

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.